Critical Accounting Estimates and Judgments - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of changes in accounting estimates [abstract]
Net deferred tax assets	¥ 5,973	$ 918	¥ 5,986